Deferred Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Revenue [Abstract]
Schedule of Changes in Deferred Revenue

The following table represents the changes in deferred revenue for six months ended June 30, 2026:

Deferred
Revenue
(U.S. Dollars
in thousands)
Balance at December 31, 2025 (*)	$551
Additions	436
Revenue recognized in the reported period -	(380)
Balance at June 30, 2026 (*)	$607

(*)	Includes $6 thousand and $17 thousand in long term deferred revenue in the Company’s consolidated balance sheets as of June 30, 2026 and December 31, 2025, respectively.